Disclosures About Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	$ 312,585	$ 331,128
State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	51,875	31,270
Fair Value Measurements Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	312,585	331,128
Loans held for sale	14,788	10,135
Other assets	28,616	26,672
Total assets at fair value	355,989	367,935
Fair Value Measurements Recurring [Member] | Mortgage-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	164,365	191,915
Fair Value Measurements Recurring [Member] | Asset-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	36,857	31,034
Fair Value Measurements Recurring [Member] | State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	51,875	31,270
Fair Value Measurements Recurring [Member] | Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Loans held for sale		0
Other assets	0	0
Total assets at fair value	0	0
Fair Value Measurements Recurring [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | Mortgage-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | Asset-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	312,585	331,128
Loans held for sale	14,788	10,135
Other assets	0	0
Total assets at fair value	327,373	341,263
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | Mortgage-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	164,365	191,915
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | Asset-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	36,857	31,034
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	51,875	31,270
Fair Value Measurements Recurring [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Loans held for sale		0
Other assets	28,616	26,672
Total assets at fair value	28,616	26,672
Fair Value Measurements Recurring [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | Mortgage-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | Asset-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	59,488	76,909
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises [Member] | Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	59,488	76,909
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	$ 0	$ 0